Significant Accounting Policies - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant accounting policies
Impairments (reversals)	€ 0	€ 0	€ 0